Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 3:- OTHER CURRENT ASSETS
	As of December 31,
	2022	2021

Receivables from governmental authorities	$38	$92
Prepaid expenses	5	177

	$43	$269